Product Revenue Reserve and Allowance - Narratives (Details) - USD ($) $ in Thousands	1 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2021	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Jan. 31, 2021	Dec. 31, 2019
Product Revenue Reserve and Allowance
Deferred income current	$ 30,000
Revenue recognized			$ 8,293	$ 19,243	$ 21,442
Accounts receivable			184		$ 818
Contract term					5 years
Discounted time-based milestone included in other assets			9,051		$ 3,959		$ 3,294
Roman Health Pharmacy LLC ("Ro")
Product Revenue Reserve and Allowance
Accounts receivable					600
Deferred revenue			33,000
Contract term	1 year
GoGoMeds
Product Revenue Reserve and Allowance
Revenue recognized			400	100
Accounts receivable			200		100
CMS Bridging DMCC ("CMS")
Product Revenue Reserve and Allowance
Revenue recognized				18,700	18,700
Upfront fee		$ 15,000	15,000		15,000
Milestone payment required		$ 5,000			5,000
Discounted time-based milestone			3,700		3,700
Accreted as interest income			1,300		1,300
Contract term		30 days
Discounted time-based milestone included in other assets			4,000		3,900
Product revenue
Product Revenue Reserve and Allowance
Revenue recognized			8,293	509	2,708
Accounts receivable			200		800
Product revenue | Roman Health Pharmacy LLC ("Ro")
Product Revenue Reserve and Allowance
Deferred income current						$ 10,000
Revenue recognized			$ 7,700	500	2,500
Accounts receivable					600
Product revenue | GoGoMeds
Product Revenue Reserve and Allowance
Revenue recognized					100
Accounts receivable					100
Licensing revenue
Product Revenue Reserve and Allowance
Revenue recognized				$ 18,734	$ 18,734